Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net loss	$ (13,976,590)	$ (5,729,020)
Adjustments for:
Amortization	17,979	89,146
Depreciation	224,243	92,007
Impairment of accounts receivable	198,513
Change in fair value of derivative liability	(57,314)	(4,863,578)
Impairment of inventory	199,647
Gain on recovery of notes receivable		(771,260)
Finance and other costs	2,573	4,607
Gain on disposal of assets	(15,695)
Income from government assistance		(2,572)
Share-based payments	1,019,478	873,503
Adjustment for profit loss	(12,387,166)	(10,307,167)
Net changes in non-cash working capital items:
Receivables	882,164	(391,620)
Inventory	(787,690)	(104,637)
Prepaids	959,434	3,196,920
Trade payables and accrued liabilities	(208,099)	256,093
Customer deposits	(82,354)	(74,390)
Deferred income	(47,802)	(12,635)
Cash used in operating activities	(11,671,513)	(7,437,436)
INVESTING ACTIVITIES
Purchase of equipment	(134,605)	(33,501)
Disposal of equipment	45,774	10,755
Repayment of notes receivable	50,307	450,000
Cash provided by (used in) investing activities	(38,524)	427,254
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	12,605,112
Share issue costs	(1,929,264)	(5,122)
Proceeds from issuance of common shares for warrants exercised		74,227
Proceeds from issuance of common shares for stock options exercised		26,875
Repayment of loans	(3,373)	(3,374)
Repayment of lease liabilities	(27,918)	(73,865)
Cash provided by (used in) financing activities	10,644,557	18,741
Effects of exchange rate changes on cash	(108,177)	137,574
Change in cash	(1,065,480)	(6,991,441)
Cash and cash equivalents, beginning of year	7,894,781	23,075,713
Cash and cash equivalents, end of period	6,721,124	16,221,846
Interest paid	$ 49,021	$ 24,240